Property, Plant, and Equipment - Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment - net

8. Property, Plant and Equipment - net

	December 31,
	2023	2022
Cost
Construction in progress	$142,708	$331,500
Plant and buildings	392,503	326,908
Machinery and equipment	550,208	343,724
Motor vehicles	3,972	4,987
Office equipment and furniture	39,501	28,959
Leasehold improvements	320,297	215,477
Land	7,020	7,272
Total cost	$1,456,209	$1,258,827
Less: Accumulated depreciation
Plant and buildings	$51,538	$39,045
Machinery and equipment	218,740	146,299
Motor vehicles	2,603	2,263
Office equipment and furniture	18,094	9,709
Leasehold improvements	107,292	67,730
Total accumulated depreciation	$398,267	$265,046
Less: Impairment
Machinery and equipment	$51,331	$—
Office equipment and furniture	1,783	—
Leasehold improvements	21,902	—
Construction in progress	3,309	—
Total impairment	$78,325	$—
Property, plant and equipment, net	$979,617	$993,781

Buildings and machinery and equipment of Sinovac Dalian with a net book value of $32,677 (RMB232.0 million) were pledged as collateral for a bank loan from China Everbright Bank (notes 12 (a)).

Net depreciation expense for the year ended December 31, 2023 was $140,467 (2022 - $153,819, 2021 - $84,446), after deduction of amortized government grants specifically related to qualified property, plant and equipment.

Loss on disposal of equipment for the year ended December 31, 2023 was $395 (2022 - $5,213, 2021 - $977).

As the COVID pandemic came to an end in 2023, the Company identified impairment indicators on certain of its certain machinery, equipment and leasehold improvements. The Company performed a recoverability test by comparing the forecasted undiscounted cash flow to be generated from continuous use of these assets to the asset carrying values. As the carrying values exceeded the projected undiscounted cash flow, the Company measured the impairment amount by estimating the fair value of the assets. The Company determined the fair value using the cost approach by estimating the amount that currently would be required to construct or purchase assets of comparable utility. The estimate also considers the physical deterioration, economic obsolescence, and alternative future use. It was determined the fair value of these assets was $24,188 compared to the carrying value of $102,295 as at December 31, 2023. The impairment of $78,325 was recorded as at December 31, 2023.